DISTRIBUTION AGREEMENT	12 Months Ended
Dec. 31, 2024
DISTRIBUTION AGREEMENT
DISTRIBUTION AGREEMENT
23.	DISTRIBUTION AGREEMENT

On January 31, 2023, the Group entered into a distribution agreement with LCL, a wholly owned subsidiary of LGIL and ultimately controlled by the Controlling Shareholder of the Company, pursuant to which, the Group was appointed as the exclusive global distributor to distribute certain models of vehicles and to provide after-sale services and brand, marketing and public relations for such vehicles distributed by it since January 31, 2023, for a cash consideration of GBP18,055 (equivalent to US$22,296).

The Group determined that the acquisition of distribution right did not result in a change in the reporting entity and was accounted for prospectively from the date of the transfer. The acquisition of the distribution right was accounted for as a transaction between entities under common control, with the asset recognized at the historical cost of the ultimate parent. The difference between purchase price of US$22,296 and historical cost of nil was recorded as a distribution to shareholders in additional paid-in capital.